DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]

	Notes and Other	Capital Leases	Total
2016	$419.5	$11.9	$431.4
2017	500.0	11.9	511.9
2018	443.8	11.7	455.5
2019	64.6	11.2	75.8
2020	1,728.2	10.6	1,738.8
Thereafter	3,200.0	47.2	3,247.2
	6,356.1	104.5	6,460.6
Less amounts representing interest	—	(43.6)	(43.6)
Total long-term debt	6,356.1	60.9	6,417
Less current portion	(419.5)	(5.4)	(424.9)
Long-term debt, due beyond one year	$5,936.6	$55.5	$5,992.1

Short-term borrowings and current portion of long-term debt
Short-term borrowings and current portion of long-term debt at December 31, 2015 and 2014 consisted of the following:

	December 31, 2015	December 31, 2014
Zero-coupon convertible subordinated notes	$94.5	$93.9
5.625% Senior Notes due 2015	—	250.0
3.125% Senior Notes due 2016	325.0	—
Capital lease obligation	5.4	3.2
Total short-term borrowings and current portion of long-term debt	$424.9	$347.1

Long-term debt
Long-term debt at December 31, 2015 and 2014 consisted of the following:

	December 31, 2015	December 31, 2014
3.125% Senior Notes due 2016	—	325.0
2.20% Senior Notes due 2017	500.0	500.0
2.50% Senior Notes due 2018	400.0	400.0
4.625% Senior Notes due 2020	621.6	618.5
2.625% Senior Notes due 2020	500.0	—
3.75% Senior Notes due 2022	500.0	500.0
3.20% Senior Notes due 2022	500.0	—
4.00% Senior Notes due 2023	300.0	300.0
3.60% Senior Notes due 2025	1,000.0	—
4.70% Senior Notes due 2045	900.0	—
Term loan	715.0	—
Capital leases	55.5	39.2
Total long-term debt	$5,992.1	$2,682.7